STARBOARD INVESTMENT TRUST

CAVALIER TACTICAL ROTATION FUND

Supplement dated February 13, 2020
to the Summary Prospectus dated October 1, 2019

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Cavalier Tactical Rotation Fund (the “Fund”).

As of January 13, 2020, Julex Capital Management, LLC no longer manages the assets of the Fund and Henry Ma no longer serves as a portfolio manager to the Fund.  All references to Julex Capital Management, LLC and Henry Ma are deleted.

The section of the Fund’s Prospectus entitled “Fund Summary-Cavalier Tactical Rotation Fund-Management” is replaced in its entirety with the following:

Investment Advisor.  Cavalier Investments, LLC serves as the Fund’s investment advisor.

Portfolio Manager.  The Fund’s portfolio manager is Scott Wetherington.  Mr. Wetherington has provided services to the Fund since January 2020.

For important information about Purchase and Sale of Fund Shares, Tax Information, and Financial Intermediary Compensation, please turn to page 47 of the prospectus.

For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference

STARBOARD INVESTMENT TRUST

CAVALIER ADAPTIVE INCOME FUND
CAVALIER FUNDAMENTAL GROWTH FUND
CAVALIER GROWTH OPPORTUNITIES FUND
CAVALIER TACTICAL ROTATION FUND
(each a “Fund” and collectively, the “Funds”)

Supplement dated February 13, 2020
to the Prospectus dated October 1, 2019

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Funds.

Cavalier Tactical Rotation Fund

As of January 13, 2020, Julex Capital Management, LLC no longer manages the assets of the Fund, and Henry Ma no longer serves as a portfolio manager to the Cavalier Tactical Rotation Fund.  All references to Julex Capital Management, LLC and Henry Ma are deleted.

The section of the Cavalier Tactical Rotation Fund’s Prospectus entitled “Fund Summary-Cavalier Tactical Rotation Fund-Management” is replaced in its entirety with the following:

Investment Advisor.  Cavalier Investments, LLC serves as the Fund’s investment advisor.

Portfolio Manager.  The Fund’s portfolio manager is Scott Wetherington.  Mr. Wetherington has provided services to the Fund since January 2020.

For important information about Purchase and Sale of Fund Shares, Tax Information, and Financial Intermediary Compensation, please turn to page 47 of the prospectus.

Cavalier Fundamental Growth Fund, Cavalier Growth Opportunities Fund and Cavalier Tactical Rotation Fund

The following paragraph is added as a new section in “Additional Information about the Funds’ Investment Objectives, Principal Investment Strategies, and Risks” entitled “Non-Principal Investment Strategies for the Funds - Cavalier Fundamental Growth Fund, Cavalier Growth Opportunities Fund and Cavalier Tactical Rotation Fund”:

The Funds may invest in put options and use market index positions as option collateral.  Such investments will be less than 10% of the applicable Fund’s assets and will not be a principal strategy.

The following section is added as a new section entitled “Non-Principal Investment Risks for the Funds” in the section “Additional Information about the Funds’ Investment Objectives, Principal Investment Strategies, and Risks”:

NON-PRINCIPAL INVESTMENT RISKS FOR THE FUNDS

Cavalier Fundamental Growth Fund, Cavalier Growth Opportunities Fund and Cavalier Tactical Rotation Fund

Risks from Purchasing Options.  If a put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option.  Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Fund’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

The second and third paragraphs in the section of the Funds’ Prospectus entitled “Management of the Funds – Investment Advisor” is replaced with the following:

The Funds’ Advisor intends to primarily utilize investment sub-advisors in seeking the particular investment objective of each of the Cavalier Adaptive Income Fund, Cavalier Fundamental Growth Fund and Cavalier Growth Opportunities Fund, pending board and shareholder approval. The Advisor will be responsible for monitoring and overseeing the investment sub-advisors, including the monitoring of risk and the continual validation of the sub-advisors and investment strategy. The Advisor may directly manage a portion of the portfolio of each of the Cavalier Adaptive Income Fund, Cavalier Fundamental Growth Fund and Cavalier Growth Opportunities Fund from time to time. Such directly managed portion of the respective Fund’s portfolio will be less than 10% of the Fund’s assets and will not be a principal strategy.

Three of the six Funds are wholly or partially managed by the Advisor. The rest are managed by their respective sub-advisors. The Advisor and each sub-advisor, as applicable to their managed assets, are responsible for the selection of broker-dealers through which the Funds execute portfolio transactions.

The section of the Fund’s Prospectus entitled “Management of the Funds – Investment Advisor – Portfolio Managers – Cavalier Tactical Rotation Fund” is replaced with the following:

Fund	Portfolio Manager	Advisor/Sub-Advisor
Cavalier Tactical Rotation Fund	Scott Wetherington	Advisor

Scott Wetherington is a portfolio manager for the Cavalier Hedged High Income Fund, Cavalier Tactical Economic Fund, and Cavalier Tactical Rotation Fund. Scott has served as chief investment officer of Cavalier Investments LLC since 2016. Prior to Cavalier, Scott served as senior portfolio manager and chief investment strategist for Linder Capital Advisors from 2009 to 2016.  Scott also holds the chartered financial analyst designation (CFA) and is a member of the Atlanta Society of Finance and Investment Professionals.

For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference

STARBOARD INVESTMENT TRUST

CAVALIER TACTICAL ROTATION FUND

Supplement dated February 13, 2020
to the Statement of Additional Information dated October 1, 2019

The information in this Supplement updates information in, and should be read in conjunction with, the Statement of Additional Information for the Cavalier Tactical Rotation Fund (the “Fund”).

As of January 13, 2020, Julex Capital Management, LLC will no longer manages the assets of the Fund and Henry Ma no longer serves as a portfolio manager to the Fund.  All references to Julex Capital Management, LLC and Henry Ma are deleted.

The following information is added to the section entitled “Management and Other Service Providers-Portfolio Managers-Ownership of Fund Shares” with respect to the Fund:

Ownership of Fund Shares.  The following table shows the amount of the Fund’s equity securities beneficially owned by the portfolio manager as of December 31, 2019 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
Scott Wetherington	Cavalier Tactical Rotation Fund	A

For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference